Related Party Transactions - Common Shares Held by Board of Directors (Detail) - shares	Dec. 31, 2024	Dec. 31, 2023
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	13,260	13,260
Dona D Young [member]
Disclosure of key management personnel compensation [line items]
Common shares held by Supervisory Board members	13,260	13,260